Business Segment Information (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Gross revenues	$ 139,751	$ 274,035	$ 1,131,657
Canada
Disclosure of operating segments [line items]
Gross revenues	13,035	19,595	28,328
Germany
Disclosure of operating segments [line items]
Gross revenues	51,867	122,643	280,552
Africa
Disclosure of operating segments [line items]
Gross revenues	4,254	4,283	32,519
Americas
Disclosure of operating segments [line items]
Gross revenues	1,786	22,446	256,598
Asia
Disclosure of operating segments [line items]
Gross revenues	1,549	14,894	113,821
Europe
Disclosure of operating segments [line items]
Gross revenues	$ 67,260	$ 90,174	$ 419,839